Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 58.3	$ 2,259.4
Financial assets at FVTOCI, investments in equity and debt instruments	128,184.5	126,963.4
Financial assets at FVTOCI	131,364.3	129,918.7
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	5,390.0	4,514.9	$ 4,235.2	$ 4,208.9
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	131,364.3	129,918.7
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,179.8	2,955.3
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	24,093.8	13,329.2
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	101,880.5	112,074.6
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,179.8	2,955.3
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	5,390.0	4,514.9
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	58.3	2,259.4
Financial liabilities at FVTPL, Held for trading	1,828.3	94.1
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	58.3	2,259.4
Financial liabilities at FVTPL, Held for trading	1,828.3	94.1
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	58,907.9	56,593.6
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	58,907.9	56,593.6
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	32,188.8	43,977.1
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	32,188.8	43,977.1
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	7,523.4	8,368.3
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	7,523.4	8,368.3
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	24,121.9	13,459.5
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	24,041.3	13,279.2
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	80.6	180.3
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	52.5	50.0
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	52.5	50.0
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	0.3	0.1
Hedging derivative financial liabilities	10.2	1.2
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	0.3	0.1
Hedging derivative financial liabilities	10.2	1.2
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	5,390.0	4,514.9
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 5,390.0	$ 4,514.9